Accrued expenses and other current liabilities	12 Months Ended
Jun. 30, 2025
Payables and Accruals [Abstract]
Accrued expenses and other current liabilities
5.	Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of June 30,
	2024	2025
	RMB	RMB
Accrued expenses (1)	249,028	1,580,258
Payroll payable	545,361	465,858
Refundable security deposits	194,875	161,225
Vehicle payments payable	134,400	134,400
Others	22,073	3,065
Total	1,145,737	2,344,806

(1)	The balance primarily consisted of accrued professional service payables for IPO-related professional service expenses as of June 30, 2025.